28. Earnings per share (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Profit attributable to the Parent	R$ 13,418,529	R$ 16,406,932	R$ 12,582,477
Diluted Earnings Per Shares Brazilian Reais [Member]
Statement Line Items [Line Items]
Common shares	R$ 1,713.45	R$ 2,094.83	R$ 1,604.34
Preferred shares	R$ 1,884.80	R$ 2,304.32	R$ 1,764.78
Net Profit Attributable Diluted Brazilian Reais [Member]
Statement Line Items [Line Items]
Common shares	R$ 6,511,367	R$ 7,965,194	R$ 6,108,349
Preferred shares	R$ 6,907,162	R$ 8,441,738	R$ 6,474,128
Weighted Average Shares Outstanding In Thousands Diluted [Member]
Statement Line Items [Line Items]
Common shares	3,800,140	3,802,303	3,807,386
Preferred shares	3,664,666	3,663,444	3,668,527